Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision of Income Taxes	The components for the provision of income taxes include:
	December 31, 2023	December 31, 2022
Current Federal and State	$586,000	$(206,000)
Deferred Federal and State	(194,000)	(1,471,000)
Total (benefit) provision for income taxes	$392,000	$(1,677,000)

Schedule of Reconciliation of the Statutory Us Federal Income Tax Rate	A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:
	December 31, 2023	December 31, 2022
Federal tax	21.0%	21.0%
State tax	1.7%	1.1%
Permanent items	(5.1)%	(3.1)%
Measurement period adjustment	(6.9)%	-%
Valuation allowance	(11.9)%	-%
Other	-%	(5.5)%
Effective income tax rate	(1.2)%	13.5%

Schedule of Major Components of Deferred Tax Assets and Liabilities	The major components of deferred tax assets and liabilities are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets
Inventory obsolescence	$341,000	$93,000
Sales return reserve	104,000	-
Business interest limitation	3,134,000	1,707,000
Lease liabilities	492,000	650,000
Other	123,000	75,000
Loss carryforward	1,845,000	285,000
Valuation allowance	(4,736,000)	-
Total deferred tax assets	$1,303,000	$2,810,000

Deferred tax liabilities
Fixed assets	$(391,000)	$(418,000)
Right-of-use assets	(468,000)	(628,000)
Intangibles	(1,144,000)	(2,363,000)
Other	(58,000)	-
Total deferred tax liabilities	$(2,061,000)	$(3,409,000)
Total net deferred income tax liabilities	$(758,000)	$(599,000)